Revenue (Tables)	12 Months Ended
Mar. 31, 2022
Revenue [Abstract]
Schedule of revenue
	2022	2021	2020
	US$	US$	US$
		(Restated)	(Restated)
Supply chain management platform service fee	2,032,916	225,749	11,252
Fair value change of proprietary trading digital assets	122,711	—	—
Total revenue	2,155,627	225,749	11,252